Maturities of Time Deposits (Detail) $ in Thousands	Dec. 31, 2018 USD ($)
Time Deposits [Line Items]
2019	$ 49,306
2020	25,587
2021	25,654
2022	2,395
2023	783
Thereafter	962
Time deposits maturities, after next twelve months	$ 104,687